Other real estate owned (Tables)	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Schedule of Other Real Estate Owned	The following table summarizes the other real estate owned for the year ended December 31, 2020, 2019, and 2018:

	Year Ended
	December 31,
	2020	2019	2018
Balance at beginning of period	$18,939	$12,643	$16,442
Transfers from loans	2,746	5,487	2,138
Transfers (to) from premises and equipment	(841)	4,290	—
Proceeds from sale of other real estate owned	(6,937)	(3,860)	(4,819)
Gain on sale of other real estate owned	354	1,058	271
Loans provided for sales of other real estate owned	(305)	(166)	(1,019)
Write-downs and partial liquidations	(1,845)	(513)	(370)
Balance at end of period	$12,111	$18,939	$12,643